Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Mar. 31, 2022 USD ($)
Schedule of estimated future amortization expense [Abstract]
2023	$ 1,897,000
2024	1,897,000
2025	1,897,000
2026	1,897,000
2027	1,897,000
Thereafter	616,405
Total	$ 10,101,405